Inventories - Composition of inventory balances (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials and consumables	£ 310	£ 233
Work in progress	35	47
Finished goods	1,003	671
Total	£ 1,348	£ 951